UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:        811-05962

NAME OF REGISTRANT:                        VANGUARD VARIABLE INSURANCE FUNDS

ADDRESS OF REGISTRANT:                     PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:     ANNE E. ROBINSON
                                           PO BOX 876
                                           VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:     (610) 669-1000

DATE OF FISCAL YEAR END:                   DECEMBER 31

DATE OF REPORTING PERIOD:                  JULY 1, 2021 - JUNE 30, 2022

 ******************************* FORM N-Px REPORT ******************************
ICA File Number: 81105962W
Reporting Period: 07/01/2021 - 06/30/2022
VANGUARD VARIABLE INSURANCE FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.




=========== VANGUARD VARIABLE INSURANCE FUND - TOTAL INTERNATIONAL  ============
===========              STOCK MARKET INDEX PORTFOLIO               ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

By:  /s/Mortimer J. Buckley
        Mortimer J. Buckley*
        Chief Executive Officer, President, and Trustee

Date:   August 26, 2022
*By:    /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845) and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.